Segments and Geographic Information - Summary of Revenues and Long-lived Assets by Services Provided in Geographic Region (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Total revenues	$ 784,345	$ 981,682	$ 2,305,284	$ 2,772,187	$ 3,785,063	$ 3,707,628	$ 2,416,927
Long-Lived Assets
Total long-lived assets	85,069		85,069		114,690	108,122
North America [Member]
Revenues
Total revenues	696,258	865,144	2,043,241	2,439,164	3,324,019	3,257,937	2,208,970
Long-Lived Assets
Total long-lived assets	78,563		78,563		107,940	102,172
International [Member]
Revenues
Total revenues	88,087	$ 116,538	262,043	$ 333,023	461,044	449,691	$ 207,957
Long-Lived Assets
Total long-lived assets	$ 6,506		$ 6,506		$ 6,750	$ 5,950